Business Segments (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Segment Reporting Information
The following tables present certain information regarding our operations by reportable segment, including a reconciliation of segment results to reported consolidated results for the periods presented. Reconciling items between segment results and reported results include:

•
Elimination of interest income and interest expense representing interest earned by IBERIABANK on interest-bearing checking accounts held by related companies, as well as the elimination of the related deposit balances at the IBERIABANK segment;

•	Elimination of investment in subsidiary balances on certain operating segments included in total and average segment assets; and

•	Elimination of intercompany due to and due from balances on certain operating segments that are included in total and average segment assets.

	Year Ended December 31, 2017
(Dollars in thousands)	IBERIABANK	Mortgage	LTC	Consolidated
Interest and dividend income	$906,521	$7,260	$2	$913,783
Interest expense	104,937	—	—	104,937
Net interest income	801,584	7,260	2	808,846
Provision for/(reversal of) loan losses	51,200	(89)	—	51,111
Mortgage income	—	63,570	—	63,570
Title revenue	—	—	21,972	21,972
Other non-interest income	125,552	(42)	(12)	125,498
Allocated expenses	(13,293)	10,041	3,252	—
Non-interest expense	585,355	73,587	16,954	675,896
Income/(loss) before income tax expense	303,874	(12,751)	1,756	292,879
Income tax expense/(benefit)	156,407	(5,771)	(170)	150,466
Net income/(loss)	$147,467	$(6,980)	$1,926	$142,413
Total loans and loans held for sale, net of unearned income	$20,028,840	$184,257	$—	$20,213,097
Total assets	27,672,906	208,710	22,513	27,904,129
Total deposits	21,462,776	3,941	—	21,466,717
Average assets	24,228,436	229,364	22,856	24,480,656

	Year Ended December 31, 2016
(Dollars in thousands)	IBERIABANK	Mortgage	LTC	Consolidated
Interest and dividend income	$707,676	$9,261	$2	$716,939
Interest expense	64,068	3,633	—	67,701
Net interest income	643,608	5,628	2	649,238
Provision for loan losses	44,336	88	—	44,424
Mortgage income	405	83,448	—	83,853
Title revenue	—	—	22,213	22,213
Other non-interest income	127,751	4	—	127,755
Allocated expenses	(13,972)	10,686	3,286	—
Non-interest expense	484,099	65,133	17,433	566,665
Income before income tax expense	257,301	13,173	1,496	271,970
Income tax expense	79,565	5,023	605	85,193
Net income	$177,736	$8,150	$891	$186,777
Total loans and loans held for sale, net of unearned income	$15,004,360	$217,652	$—	$15,222,012
Total assets	21,319,267	315,057	24,866	21,659,190
Total deposits	17,402,742	5,541	—	17,408,283
Average assets	19,959,261	335,913	26,060	20,321,234

	Year Ended December 31, 2015
(Dollars in thousands)	IBERIABANK	Mortgage	LTC	Consolidated
Interest and dividend income	$639,793	$7,062	$3	$646,858
Interest expense	56,222	2,878	—	59,100
Net interest income	583,571	4,184	3	587,758
Provision for loan losses	30,908	—	—	30,908
Mortgage income	966	79,696	—	80,662
Title revenue	—	—	22,837	22,837
Other non-interest income	116,903	(2)	(7)	116,894
Allocated expenses	(16,253)	12,036	4,217	—
Non-interest expense	495,158	57,784	17,363	570,305
Income before income tax expense	191,627	14,058	1,253	206,938
Income tax expense	58,006	5,581	507	64,094
Net income	$133,621	$8,477	$746	$142,844
Total loans and loans held for sale, net of unearned income	$14,305,663	$188,012	$—	$14,493,675
Total assets	19,220,085	256,888	27,095	19,504,068
Total deposits	16,173,831	4,917	—	16,178,748
Average assets	18,146,216	230,819	25,671	18,402,706